                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3120

Exact name of registrant as specified in charter: Delaware Group Tax-Free Money Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2003

Item 1.  Reports to Stockholders




                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME


Semiannual Report 2004
--------------------------------------------------------------------------------
                          DELAWARE TAX-FREE MONEY FUND



[LOGO]
   POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

----------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                  1

   Statement of Operations                  3

   Statements of Changes in Net Assets      4

   Financial Highlights                     5

   Notes to Financial Statements            7
----------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                          Delaware Tax-Free Money Fund
   OF NET ASSETS                                   October 31, 2003 (Unaudited)

                                                         Principal      Market
                                                           Amount       Value
--------------------------------------------------------------------------------
*Variable Rate Demand Notes - 78.94%
--------------------------------------------------------------------------------
  Chester County, Pennsylvania Health &
    Higher Education Facilities
    Authority Revenue
    (Simpson Meadows Project)
     1.15% 10/1/30
    (LOC, Allied Irish Bank PLC)                        $1,000,000  $ 1,000,000
  Chester County, Pennsylvania
    Industrial Development
    Authority Revenue
    (Archdiocese of Philadelphia)
    1.15% 7/1/31
    (LOC, Wachovia Bank N.A.)                              150,000      150,000
**Children's Trust Fund
    Series II-R-39 1.15% 7/1/20-10                         820,000      820,000
  Colorado Educational & Cultural Facility
    Authority Revenue
    (YMCA of Metro Denver Project)
    1.10% 7/1/18
    (LOC, Wells Fargo Bank N.A.)                         1,000,000    1,000,000
  Gulf Coast, Texas Waste Disposal
    Authority Environmental Facilities
    Revenue (Waste Corporation of
    Texas Project) 1.10% 9/1/22 (AMT)
    (LOC, Wells Fargo Bank N.A.)                           400,000      400,000
  Idaho State University Foundation
    Income Revenue
    (L.E. & Thelma Stephens Project)
    1.10% 5/1/21
    (LOC, Wells Fargo Bank, N.A.)                        1,000,000    1,000,000
  Indianapolis, Indiana Economic
    Development Revenue
    (Visiting Nurse Service Foundation)
    1.05% 3/1/13
    (LOC, Fifth Third Bank)                              1,040,000    1,040,000
 +Jefferson County, Colorado School
    District No. R-001 Capital
    Appreciation
    1.25% 12/15/03 (FSA)                                   650,000      649,028
  Lancaster, Pennsylvania Industrial
    Development Authority Revenue
    (Garden Spot Village) Project B
     1.05% 5/1/31 (LOC, Suntrust Bank)                   1,000,000    1,000,000
  Lawrence County, South Dakota
    Pollution Control Revenue
    (Homestake Mining Company)
    Series B 1.20% 7/1/32
    (LOC, Chase Manhattan Bank)                            500,000      500,000
  Lees Summit, Missouri Multifamily
    Housing Revenue
    (Affordable Housing Acquisition)
    Series B 1.32% 7/1/46
    (Bayerische Landesbank)                              1,100,000    1,100,000
  Miami County, Indiana Economic
    Development Revenue
    (Dukes Memorial Hospital Project)
    1.10% 10/1/30
    (LOC, Wells Fargo Bank N.A.)                         1,000,000    1,000,000
                                                         Principal      Market
                                                           Amount       Value
--------------------------------------------------------------------------------
*Variable Rate Demand Notes (continued)
--------------------------------------------------------------------------------
  Montgomery County, Pennsylvania
    Higher Education & Health Authority
    Revenue (Philadelphia Geriatric Center)
    Series B 1.10% 12/1/33
    (LOC, Allied Irish Bank PLC)                        $1,100,000  $ 1,100,000
  Palm Beach County, Florida Revenue
    (Henry Morrison Flagler Project)
    1.08% 11/1/36 (LOC, Northern Trust)                  1,000,000    1,000,000
  Palm Beach County, Florida Revenue
    (Jewish Community Campus Project)
    1.05% 3/1/30 (LOC, Northern Trust)                     800,000      800,000
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities Authority
    Revenue (Philadelphia School)
    Series A-3 1.10% 3/1/19
    (LOC, Wachovia Bank N.A.)                              445,000      445,000
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities Authority
    Revenue (Temple East Inc.)
    Series B 1.10% 6/1/14
    (LOC, Wachovia Bank N.A.)                              800,000      800,000
  Phoenix, Arizona Industrial Development
    Authority (Sunrise Vista Apartments)
    Series A 1.20% 6/1/31 (AMT)
    (LOC, Wells Fargo Bank N.A.)                         1,000,000    1,000,000
  Pittsburgh, Pennsylvania Urban
    Redevelopment Authority
    (Wood Street Commons Project)
    2.00% 12/1/16 (AMT) (LOC, PNC Bank)                  1,255,000    1,255,000
  Shelby County, Tennessee Health
    Educational & Housing Facilities
    Board Revenue (Arbor Lake)
    1.20% 3/1/10 (AMT)
    (LOC, PNC Bank)                                      1,000,000    1,000,000
  Webster County, Iowa Education Facilities
    Revenue (Fort Dodge Catholic Schools)
    St. Edmond Project 1.10% 7/1/20
    (LOC, Wells Fargo Bank N.A.)                         1,000,000    1,000,000
                                                                    -----------
Total Variable Rate Demand Notes
(cost $18,059,028)                                                   18,059,028
                                                                    -----------
--------------------------------------------------------------------------------
Municipal Bonds - 21.72%
--------------------------------------------------------------------------------
  Atlanta, Georgia Airport Revenue
    1.10% 10/16/04                                       1,000,000    1,000,000
  Evansville-Vanderburgh County,
    Indiana Building Authority
    Excise/Income Tax
    3.50% 2/1/04 (MBIA)                                    400,000      402,335
  Illinois Development Finance Authority
    Revenue (Elmhurst)
    Series A 3.00% 8/16/04                               1,000,000    1,013,279
  Indianapolis, Indiana Local Public
    Improvement Board Bank,
    Series A 5.00% 1/1/04 (FSA) (AMT)                      350,000      352,023
  Mississippi State Lease Revenue
    Certificates Participation
    Series A 1.20% 4/15/04 (MBIA)                          600,000      599,730

Statement                                          Delaware Tax-Free Money Fund
   OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
  New York State Dormitory Authority
    Revenue (Jewish Board Family &
    Children) 2.50% 7/1/04 (AMBAC)                        $325,000    $ 327,829
  Perkiomen, Pennsylvania Valley School
    District Series A 1.35% 5/1/04 (FSA)                   250,000      250,000
  Racine, Wisconsin 1.45% 12/15/03                         500,000      500,118
  Yakima-Tieton, Washington
    Irrigation District Revenue
    2.00% 6/1/04 (FSA)                                     520,000      522,701
                                                                     ----------
Total Municipal Bonds (cost $4,968,015)                               4,968,015
                                                                     ----------

Total Market Value of Securities - 100.66%
  (cost $23,027,043)++                                               23,027,043
Liabilities Net of Receivables and
  Other Assets - (0.66%)                                               (151,200)
                                                                    -----------
Net Assets Applicable to 22,875,843 Shares
  Outstanding - 100.00%                                             $22,875,843
                                                                    -----------

Net Asset Value - Delaware Tax Free Money Fund
  Class A ($21,968,878 / 21,968,878 Shares)                               $1.00
                                                                          -----
Net Asset Value - Delaware Tax Free Money Fund
  Consultant Class ($906,965 / 906,965 Shares)                            $1.00
                                                                          -----
 *The rates shown are the rates in effect as of 10/31/03.

**For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 +Zero coupon bond. The interest rate shown is the yield at the time of purchase.

++Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC - Insured by the Ambac Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association

See accompanying notes

Statement                          Delaware Tax-Free Money Fund
   OF OPERATIONS                   Six Months Ended October 31, 2003 (Unaudited)


Investment Income:
  Interest                                                             $124,383
                                                                       --------

Expenses:
  Management fees                                            $49,809
  Registration fees                                           17,983
  Dividend disbursing and transfer agent fees and expenses    12,492
  Professional fees                                           11,350
  Reports and statements to shareholders                       9,178
  Accounting and administration expenses                       4,565
  Trustees' fees                                               4,150
  Custodian fees                                                 521
  Other                                                        3,796
                                                             -------
                                                                        113,844
  Less expenses absorbed or waived                                      (16,873)
  Less expenses paid indirectly                                            (787)
                                                                        -------
  Total expenses                                                         96,184
                                                                        -------
Net Investment Income                                                    28,199
                                                                        -------

Net Increase in Net Assets Resulting from Operations                    $28,199
                                                                        =======

See accompanying notes

Statements                                         Delaware Tax-Free Money Fund
   OF CHANGES IN NET ASSETS



                                                                      Six Months       Year
                                                                        Ended          Ended
                                                                       10/31/03       4/30/03
                                                                      (Unaudited)
Increase in Net Assets from Operations:
  Net investment income                                                  $28,199      $107,830
                                                                     -----------   -----------

Dividends to Shareholders from:
  Net investment income:
    Class A                                                              (34,950)      (95,353)
    Consultant Class                                                      (1,249)       (4,477)
                                                                     -----------   -----------
                                                                         (36,199)      (99,830)
                                                                     -----------   -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                            7,997,769    11,005,908
    Consultant Class                                                     951,907       774,362

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                               32,834        93,276
    Consultant Class                                                       1,223         4,543
                                                                     -----------   -----------
                                                                       8,983,733    11,878,089
                                                                     -----------   -----------
  Cost of shares repurchased:
    Class A                                                           (6,249,776)  (15,016,796)
    Consultant Class                                                    (809,983)   (1,983,111)
                                                                     -----------   -----------
                                                                      (7,059,759)  (16,999,907)
                                                                     -----------   -----------
Increase (decrease) in net assets derived from capital
  share transactions                                                   1,923,974    (5,121,818)
                                                                     -----------   -----------
Net Increase (Decrease) in Net Assets                                  1,915,974    (5,113,818)

Net Assets:
  Beginning of period                                                 20,959,869    26,073,687
                                                                     -----------   -----------
  End of period                                                      $22,875,843   $20,959,869
                                                                     ===========   ===========

See accompanying notes

Financial
   HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Delaware Tax Free Money Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                            Ended                    Year Ended
                                                                         10/31/03(2) 4/30/03  4/30/02  4/30/01  4/30/00  4/30/99
                                                                         (Unaudited)
Net asset value, beginning of period                                       $1.000     $1.000   $1.000   $1.000   $1.000   $1.000

Income from investment operations:
Net investment income                                                       0.002      0.004    0.011    0.030    0.026    0.024
                                                                           ------     ------   ------   ------   ------   ------
Total from investment operations                                            0.002      0.004    0.011    0.030    0.026    0.024
                                                                           ------     ------   ------   ------   ------   ------

Less dividends from:
Net investment income                                                      (0.002)    (0.004)  (0.011)  (0.030)  (0.026)  (0.024)
                                                                           ------     ------   ------   ------   ------   ------
Total dividends                                                            (0.002)    (0.004)  (0.011)  (0.030)  (0.026)  (0.024)
                                                                           ------     ------   ------   ------   ------   ------

Net asset value, end of period                                             $1.000     $1.000   $1.000   $1.000   $1.000   $1.000
                                                                           ======     ======   ======   ======   ======   ======

Total return(1)                                                             0.16%      0.41%    1.07%    3.06%    2.61%    2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $21,969    $20,196  $24,106  $25,110  $26,742  $28,136
Ratio of expenses to average net assets                                     0.87%      1.00%    1.15%    1.05%    0.99%    1.02%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly                  1.02%      1.00%    1.15%    1.05%    0.99%    1.02%
Ratio of net investment income to average net assets                        0.25%      0.45%    1.07%    3.02%    2.59%    2.37%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly                  0.10%      0.45%    1.07%    3.02%    2.59%    2.37%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager as applicable. Performance would have been lower had the expense limitations not been in effect.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
highlights (continued)


Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Tax Free Money Fund Consultant Class
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                            Ended                    Year Ended
                                                                         10/31/03(2) 4/30/03  4/30/02  4/30/01  4/30/00  4/30/99
                                                                         (Unaudited)
Net asset value, beginning of period                                       $1.000     $1.000   $1.000   $1.000   $1.000   $1.000

Income from investment operations:
Net investment income                                                       0.002      0.004    0.011    0.030    0.026    0.024
                                                                           ------     ------   ------   ------   ------   ------
Total from investment operations                                            0.002      0.004    0.011    0.030    0.026    0.024
                                                                           ------     ------   ------   ------   ------   ------

Less dividends from:
Net investment income                                                      (0.002)    (0.004)  (0.011)  (0.030)  (0.026)  (0.024)
                                                                           ------     ------   ------   ------   ------   ------
Total dividends                                                            (0.002)    (0.004)  (0.011)  (0.030)  (0.026)  (0.024)
                                                                           ------     ------   ------   ------   ------   ------

Net asset value, end of period                                             $1.000     $1.000   $1.000   $1.000   $1.000   $1.000
                                                                           ======     ======   ======   ======   ======   ======

Total return(1)                                                             0.16%      0.41%    1.07%    3.06%    2.61%    2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                      $907       $764   $1,968   $1,034   $1,186   $1,373
Ratio of expenses to average net assets                                     0.87%      1.00%    1.15%    1.05%    0.99%    1.02%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly                  1.02%      1.00%    1.15%    1.05%    0.99%    1.02%
Ratio of net investment income to average net assets                        0.25%      0.45%    1.07%    3.02%    2.59%    2.37%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly                  0.10%      0.45%    1.07%    3.02%    2.59%    2.37%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager as applicable. Performance would have been lower had the expense limitations not been in effect.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Notes                                               Delaware Tax-Free Money Fund
   TO FINANCIAL STATEMENTS                          October 31, 2003 (Unaudited)


Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware business trust and currently offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $266 for the period ended October 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended October 31, 2003 were approximately $521. The expenses paid under the above arrangements are included in their respective expense caption on the Statement of Operations with the corresponding expense offsets shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective July 15, 2003, DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Consultant Class shares.

At October 31, 2003, the Fund had recieveables from and liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                     $(3,917)
  Dividend disbursing, transfer agent fees, accounting           1,177
    and other expenses receiveable from DSC
  Other expenses payable to DMC and affiliates                    (702)

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information
Income distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends paid during the six months ended October 31, 2003 and the year ended April 30, 2003 was as follows:

                                        Six Months
                                          Ended             Year
                                         10/31/03           Ended
                                       (Unaudited)         4/30/03
                                       ------------      ------------
  Tax-Exempt Income                      $36,199           $99,830

Notes                                              Delaware Tax-Free Money Fund
   TO FINANCIAL STATEMENTS (CONTINUED)


4. Capital Shares
Transactions in capital shares were as follows:

                                                  Six Months             Year
                                                    Ended               Ended
                                                  10/31/03             4/30/03
                                                 (Unaudited)

Shares sold:
  Class A                                         7,997,769          11,005,908
  Consultant Class                                  951,907             774,362

Shares issued upon reinvestment of dividends:
  Class A                                            32,834              93,276
  Consultant Class                                    1,223               4,543
                                                 ----------         -----------
                                                  8,983,733          11,878,089
                                                 ----------         -----------

Shares repurchased:
  Class A                                        (6,249,776)        (15,016,796)
  Consultant Class                                 (809,983)         (1,983,111)
                                                 ----------         -----------
                                                 (7,059,759)        (16,999,907)
                                                 ----------         -----------
Net increase (decrease)                           1,923,974          (5,121,818)
                                                 ==========         ===========

5. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                        Contact Information
Jude T. Driscoll                                Joseph H. Hastings                         Investment Manager
Chairman                                        Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                           International Affiliate
Walter P. Babich                                                                           Delaware International Advisers Ltd.
Board Chairman                                  Richelle S. Maestro                        London, England
Citadel Construction Corporation                Senior Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary          National Distributor
                                                Delaware Investments Family of Funds       Delaware Distributors, L.P.
John H. Durham                                  Philadelphia, PA                           Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              Michael P. Bishof                          Shareholder Servicing, Dividend
                                                Senior Vice President and Treasurer        Disbursing and Transfer Agent
John A. Fry                                     Delaware Investments Family of Funds       Delaware Service Company, Inc.
President                                       Philadelphia, PA                           2005 Market Street
Franklin & Marshall College                                                                Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                           For Shareholders
Anthony D. Knerr                                                                           800 523-1918
Managing Director
Anthony Knerr & Associates                                                                 For Securities Dealers and Financial
New York, NY                                                                               Institutions Representatives Only
                                                                                           800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                      Web site
National Gallery of Art                                                                    www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8401)                                                        Printed in the USA
SA-006 [11/03] IVES 12/03                                       J9490 EXP: 06/04

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:


JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 6, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
---------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 6, 2004


JOSEPH H. HASTINGS
---------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 6, 2004